Unaudited Interim Condensed Consolidated Income Statements - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues:
Voyage revenues (Note 15)	$ 478,058	$ 612,265
Expenses/(Income)
Voyage expenses (Note 3)	112,164	129,428
Charter-in hire expenses (Note 6)	33,210	16,993
Vessel operating expenses	135,897	126,699
Dry docking expenses	45,703	22,369
Depreciation (Note 5)	85,562	75,537
Management fees (Note 3)	11,494	8,696
General and administrative expenses (Note 3)	33,497	30,175
Other operational loss	1,590	901
Other operational gain (Note 14)	(13,727)	(1,742)
(Gain)/Loss on forward freight agreements and bunker swaps, net (Note 13)	(4,335)	4,316
(Gain)/Loss on sale of vessels (Note 5)	8,698	(22,938)
Total operating expenses, net	449,753	390,434
Operating income	28,305	221,831
Other Income/ (Expenses):
Interest and finance costs (Note 8)	(38,133)	(46,112)
Interest income and other income/(loss)	10,087	7,346
Gain/(Loss) on derivative financial instruments, net (Note 13)	446	(1,246)
Gain/(Loss) on debt extinguishment, net (Note 8 and 13)	(186)	(1,010)
Total other expenses, net	(27,786)	(41,022)
Income before taxes and equity in income/(loss) of investee	519	180,809
Income tax (expense)/refund	0	116
Income before equity in income/(loss) of investee	519	180,925
Equity in income/(loss) of investee (Note 3)	(18)	11
Net income	$ 501	$ 180,936
Earnings per share, basic	$ 0.00	$ 1.87
Earnings per share, diluted	$ 0.00	$ 1.82
Weighted average number of shares outstanding, basic (Note 10)	116,583,497	96,670,823
Weighted average number of shares outstanding, diluted (Note 10)	116,755,442	99,716,982